22. Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management Tables
Exchange Rates
	2015	2016	2017
	CZK or USD/EUR	CZK or USD/EUR	CZK or USD/EUR

CZK - Average Rate	0.03666	0.03699	0.03799
CZK - Spot rate	0.03701	0.03701	0.03916

USD - Average Rate	0.90190	0.90404	0.88519
USD - Spot rate	0.91853	0.94868	0.83382